CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Non-current assets Abstract
Intangible assets	$ 1,242	$ 1,223
Property, plant, and equipment	2,526	2,480
Derivative financial instruments	2	2
Deferred tax assets	73	64
Employee benefit assets	11	10
Other non-current assets	59	53
Non-current assets	3,913	3,832
Current assets
Inventories	471	382
Trade and other receivables	532	332
Contract assets	269	251
Income tax receivable	36	35
Derivative financial instruments	11	20
Cash, cash equivalents and restricted cash	256	610
Total current assets	1,575	1,630
TOTAL ASSETS	5,488	5,462
Equity attributable to owners of the parent
Equity share capital	267	267
Share premium	5,989	5,989
Other reserves	(5,718)	(5,660)
Retained earnings	(864)	(738)
Equity attributable to owners of parent	(326)	(142)
Non-controlling interests	8	6
TOTAL EQUITY	(318)	(136)
Non-current liabilities
Borrowings	3,949	3,797
Employee benefit obligations	161	154
Derivative financial instruments	24	21
Deferred tax liabilities	147	141
Other liabilities and provisions	49	37
Non-current liabilities	4,330	4,150
Current liabilities
Borrowings	112	105
Interest payable	18	19
Derivative financial instruments	85	32
Trade and other payables	1,218	1,250
Income tax payable	28	28
Provisions	15	14
Current liabilities	1,476	1,448
TOTAL LIABILITIES	5,806	5,598
TOTAL EQUITY and LIABILITIES	$ 5,488	$ 5,462